[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

April 30, 2001

Merrill Lynch
Large Cap
Core Fund

Merrill Lynch Large Cap Series Funds, Inc.

www.mlim.ml.com

MERRILL LYNCH LARGE CAP CORE FUND

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and
  Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Director/Trustee of Merrill Lynch Large Cap Core Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Portfolio Information As of April 30, 2001

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets

General Electric Company ............................................     3.3%
Johnson & Johnson ...................................................     2.1
Philip Morris Companies Inc. ........................................     2.1
Exxon Mobil Corporation .............................................     1.7
Fannie Mae ..........................................................     1.7
Pfizer Inc. .........................................................     1.5
Chevron Corporation .................................................     1.5
Microsoft Corporation ...............................................     1.4
Freddie Mac .........................................................     1.3
Electronic Data Systems Corporation .................................     1.3

                                                                      Percent of
Ten Largest Industries                                                Net Assets

Oil & Gas .....................................................          15.9%
Health Care Providers & Services ..............................          13.9
Diversified Financials ........................................           6.4
Pharmaceuticals ...............................................           5.7
Banks .........................................................           5.2
Electric Utilities ............................................           4.5
Electronic Equipment & Instruments ............................           3.9
Insurance .....................................................           3.8
Gas Utilities .................................................           3.8
Software ......................................................           3.6

                               Merrill Lynch Large Cap Core Fund, April 30, 2001

DEAR SHAREHOLDER

Investment Strategy

Merrill Lynch Large Cap Core Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among the securities found in the unmanaged Russell 1000(R) Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sectors and individual security selection.

Portfolio Matters

For the six months ended April 30, 2001, the Fund's Class A, Class B, Class C and Class D Shares had total returns of -13.64%, -14.13%, -14.13% and -13.77%, respectively. Since inception (December 22, 1999) through April 30, 2001, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +1.65%, +0.21%, +0.21%, and +1.23%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) The Fund slightly underperformed the -13.14% total return of the Russell 1000(R) Index for the six months ended April 30, 2001.

While absolute performance in the markets was difficult during the last six months, we used the period to gain relative performance compared to our benchmarks and competitive peer groups. The largest significant positive contributors to performance included our overweighted position and stock selection in energy and our stock selection in health care. Other positive contributors to the Fund's performance included our underweighted position in Cisco Systems, Inc. and Sun Micro systems, Inc., as well as Ultramar Diamond Shamrock Corporation, Occidental Petroleum Corporation and Loews Corporation. The largest negative contributor to performance was our overweighted position in information technology. Other detractors to performance included i2 Technologies, Inc., Gateway Inc. and Siebel Systems, Inc.

During the period, we reduced our dependence on economic growth and became somewhat more defensive in our holdings. We also increased our exposure to US earnings, believing that economic weakness will spread overseas, especially to Europe. We added to our positions in health care, utilities, financials and consumer discretionary, while reducing weightings in information technology. Our largest purchases included Johnson & Johnson, General Electric Company, Fannie Mae, The Allstate Corporation and U.S. Bancorp. Our largest sales included International Rectifier Corp., AOL Time Warner Inc. and Corning Incorporated.

We are positioned somewhat defensively, anticipating that the economic and earnings turnaround is several months away. As a result, we are above benchmark weights in energy, health care and utilities, and underweighted in telecommunications services and information technology. We remain tilted toward the lower end of the permissible capitalization range, anticipating continued outperformance of mid and large cap securities relative to mega cap securities.

In Conclusion

We thank you for your investment in Merrill Lynch Large Cap Core Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Senior Vice President and
Portfolio Manager

May 28, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administration fee. Without such waiver, the Fund's performance would have been lower.


                                     2 & 3

                               Merrill Lynch Large Cap Core Fund, April 30, 2001

PERFORMANCE DATA (concluded)

Recent Performance Results*

                                          6 Month             12 Month         Since Inception
As of April 30, 2001                    Total Return        Total Return         Total Return
==============================================================================================
ML Large Cap Core Fund Class A Shares      -13.64%             -14.66%              +1.65%
----------------------------------------------------------------------------------------------
ML Large Cap Core Fund Class B Shares      -14.13              -15.58               +0.21
----------------------------------------------------------------------------------------------
ML Large Cap Core Fund Class C Shares      -14.13              -15.58               +0.21
----------------------------------------------------------------------------------------------
ML Large Cap Core Fund Class D Shares      -13.77              -14.93               +1.23
==============================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund's inception date is 12/22/99.

Average Annual Total Return

                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
==============================================================================
Class A Shares*
==============================================================================
One Year Ended 3/31/01                             -22.38%           -26.46%
------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                    - 6.00            - 9.90
------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                       % Return       % Return
                                                     Without CDSC    With CDSC**
==============================================================================
Class B Shares*
==============================================================================
One Year Ended 3/31/01                                  -23.22%        -26.30%
------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                         - 6.98         - 9.18
------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                                       % Return       % Return
                                                     Without CDSC    With CDSC**
==============================================================================
Class C Shares*
==============================================================================
One Year Ended 3/31/01                                  -23.22%        -23.99%
------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                         - 6.98         - 6.98
------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
==============================================================================
Class D Shares*
==============================================================================
One Year Ended 3/31/01                             -22.58%           -26.64%
------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                    - 6.24            -10.14
------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LARGE CAP
CORE FUND      As of April 30, 2001
================================================================================================================================
Assets:        Investment in Master Large Cap Core Portfolio, at value (identified
               cost--$314,370,036) ............................................................                    $ 336,890,920
               Prepaid registration fees and other assets .....................................                           44,167
                                                                                                                   -------------
               Total assets ...................................................................                      336,935,087
                                                                                                                   -------------
================================================================================================================================
Liabilities:   Payables:
                 Distributor ..................................................................       $ 208,804
                 Administrator ................................................................         190,328          399,132
                                                                                                      ---------
               Accrued expenses ...............................................................                           56,950
                                                                                                                   -------------
               Total liabilities ..............................................................                          456,082
                                                                                                                   -------------
================================================================================================================================
Net Assets:    Net assets .....................................................................                    $ 336,479,005
                                                                                                                   =============
================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..                    $     492,383
Consist of:    Class B Shares of Common Stock, $.10 par value, 200,000,000 shares authorized ..                        1,721,828
               Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..                          848,948
               Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..                          285,997
               Paid-in capital in excess of par ...............................................                      365,429,331
               Accumulated investment loss--net ...............................................                         (944,546)
               Accumulated realized capital losses on investments from the Portfolio--net .....                      (53,875,820)
               Unrealized appreciation on investments from the Portfolio--net .................                       22,520,884
                                                                                                                   -------------
               Net assets .....................................................................                    $ 336,479,005
                                                                                                                   =============
================================================================================================================================
Net Asset      Class A--Based on net assets of $50,004,151 and 4,923,827 shares outstanding ...                    $       10.16
Value:                                                                                                             =============
               Class B--Based on net assets of $172,482,126 and 17,218,282 shares outstanding .                    $       10.02
                                                                                                                   =============
               Class C--Based on net assets of $85,045,748 and 8,489,482 shares outstanding ...                    $       10.02
                                                                                                                   =============
               Class D--Based on net assets of $28,946,980 and 2,859,966 shares outstanding ...                    $       10.12
                                                                                                                   =============
================================================================================================================================

See Notes to Financial Statements.


                                     4 & 5

                               Merrill Lynch Large Cap Core Fund, April 30, 2001

STATEMENT OF OPERATIONS

MERRILL LYNCH
LARGE CAP
CORE FUND        For the Six Months Ended April 30, 2001
=========================================================================================================================
Investment       Investment income allocated from the Portfolio ............................                $   1,647,718
Income:          Expenses allocated from the Portfolio .....................................                   (1,057,688)
                                                                                                            -------------
                 Net investment income from the Portfolio ..................................                      590,030
                                                                                                            -------------
=========================================================================================================================
Expenses:        Account maintenance and distribution fees--Class B ........................    $737,964
                 Account maintenance and distribution fees--Class C ........................     355,660
                 Administration fees .......................................................     226,912
                 Transfer agent fees--Class B ..............................................      57,770
                 Registration fees .........................................................      42,601
                 Account maintenance fees--Class D .........................................      36,262
                 Transfer agent fees--Class C ..............................................      29,404
                 Printing and shareholder reports ..........................................      16,041
                 Transfer agent fees--Class A ..............................................      12,843
                 Transfer agent fees--Class D ..............................................       7,900
                 Professional fees .........................................................       5,915
                 Offering costs ............................................................       2,483
                 Accounting services .......................................................         147
                 Other .....................................................................       2,674
                                                                                                --------
                 Total expenses ............................................................                    1,534,576
                                                                                                            -------------
                 Investment loss--net ......................................................                     (944,546)
                                                                                                            -------------
=========================================================================================================================
Realized &       Realized loss on investments from the Portfolio--net ......................                  (53,781,564)
Unrealized Gain  Change in unrealized appreciation on investments from the Portfolio--net ..                   18,266,811
(Loss) from the                                                                                             -------------
Portfolio--Net:  Net Decrease in Net Assets Resulting from Operations ......................                $ (36,459,299)
                                                                                                            =============
=========================================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                       For the Six     For the Period
LARGE CAP                                                                                          Months Ended   Dec. 22, 1999+ to
CORE FUND          Increase (Decrease) in Net Assets:                                             April 30, 2001   October 31, 2000
===================================================================================================================================
Operations:        Investment loss--net ......................................................    $    (944,546)    $    (130,757)
                   Realized gain (loss) on investments from the Portfolio--net ...............      (53,781,564)           75,423
                   Change in unrealized appreciation on investments from the Portfolio--net ..       18,266,811         4,254,073
                                                                                                  -------------     -------------
                   Net increase (decrease) in net assets resulting from operations ...........      (36,459,299)        4,198,739
                                                                                                  -------------     -------------
===================================================================================================================================
Distributions to   Realized gain on investments from the Portfolio--net:
Shareholders:        Class A .................................................................          (20,142)               --
                     Class B .................................................................          (14,386)               --
                     Class C .................................................................           (6,644)               --
                     Class D .................................................................          (10,452)               --
                                                                                                  -------------     -------------
                   Net decrease in net assets resulting from distributions to shareholders ...          (51,624)               --
                                                                                                  -------------     -------------
===================================================================================================================================
Capital Share      Net increase in net assets derived from capital share transactions ........      187,413,232       180,877,957
Transactions:                                                                                     -------------     -------------
===================================================================================================================================
Net Assets:        Total increase in net assets ..............................................      150,902,309       185,076,696
                   Beginning of period .......................................................      185,576,696           500,000
                                                                                                  -------------     -------------
                   End of period* ............................................................    $ 336,479,005     $ 185,576,696
                                                                                                  =============     =============
===================================================================================================================================
                  *Accumulated investment loss--net ..........................................    $    (944,546)    $          --
                                                                                                  =============     =============
===================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.


                                     6 & 7

                               Merrill Lynch Large Cap Core Fund, April 30, 2001

FINANCIAL HIGHLIGHTS

                                                                                                                Class A
                   The following per share data and ratios have been derived                       ---------------------------------
MERRILL LYNCH      from information provided in the financial statements.                            For the Six     For the Period
LARGE CAP                                                                                           Months Ended   Dec. 22, 1999+ to
CORE FUND          Increase (Decrease) in Net Asset Value:                                         April 30, 2001   October 31, 2000
====================================================================================================================================
Per Share          Net asset value, beginning of period ..........................................    $  11.77          $ 10.00
Operating                                                                                             --------          -------
Performance:       Investment income (loss)--net .................................................         .01+++          (.01)
                   Realized and unrealized gain (loss) on investments from the Portfolio--net ....       (1.62)            1.78
                                                                                                      --------          -------
                   Total from investment operations ..............................................       (1.61)            1.77
                                                                                                      --------          -------
                   Less distributions from realized gain on investments from the Portfolio--net ..          --@@             --
                                                                                                      --------          -------
                   Net asset value, end of period ................................................    $  10.16          $ 11.77
                                                                                                      ========          =======
====================================================================================================================================
Total Investment   Based on net asset value per share ............................................     (13.64%)@         17.70%@
Return:**                                                                                             ========          =======
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ..............................................        .98%*           1.21%*
Net Assets:                                                                                           ========          =======
                   Expenses++ ....................................................................        .98%*           3.11%*
                                                                                                      ========          =======
                   Investment income (loss)--net .................................................        .16%*           (.52%)*
                                                                                                      ========          =======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ......................................    $ 50,004          $33,886
Data:                                                                                                 ========          =======
====================================================================================================================================

                                                                                                                Class B
                   The following per share data and ratios have been derived                       ---------------------------------
MERRILL LYNCH      from information provided in the financial statements.                            For the Six     For the Period
LARGE CAP                                                                                           Months Ended   Dec. 22, 1999+ to
CORE FUND          Increase (Decrease) in Net Asset Value:                                         April 30, 2001   October 31, 2000
====================================================================================================================================
Per Share          Net asset value, beginning of period .........................................     $  11.67          $ 10.00
Operating                                                                                             --------          -------
Performance:       Investment loss--net .........................................................         (.05)+++         (.01)
                   Realized and unrealized gain (loss) on investments from the Portfolio--net ...        (1.60)            1.68
                                                                                                      --------          -------
                   Total from investment operations .............................................        (1.65)            1.67
                                                                                                      --------          -------
                   Less distributions from realized gain on investments from the Portfolio--net .           --@@             --
                                                                                                      --------          -------
                   Net asset value, end of period ...............................................     $  10.02          $ 11.67
                                                                                                      ========          =======
====================================================================================================================================
Total Investment   Based on net asset value per share ...........................................      (14.13%)@         16.70%@
Return:**                                                                                             ========          =======
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ .............................................        2.01%*           2.37%*
Net Assets:                                                                                           ========          =======
                   Expenses++ ...................................................................        2.01%*           2.70%*
                                                                                                      ========          =======
                   Investment loss--net .........................................................        (.88%)*         (1.33%)*
                                                                                                      ========          =======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .....................................     $172,482          $85,036
Data:                                                                                                 ========          =======
====================================================================================================================================

                                                                                                                Class C
                   The following per share data and ratios have been derived                       ---------------------------------
MERRILL LYNCH      from information provided in the financial statements.                            For the Six     For the Period
LARGE CAP                                                                                           Months Ended   Dec. 22, 1999+ to
CORE FUND          Increase (Decrease) in Net Asset Value:                                         April 30, 2001   October 31, 2000
====================================================================================================================================
Per Share          Net asset value, beginning of period ..........................................    $  11.67          $ 10.00
Operating                                                                                             --------          -------
Performance:       Investment loss--net ..........................................................        (.05)+++         (.01)
                   Realized and unrealized gain (loss) on investments from the Portfolio--net ....       (1.60)            1.68
                                                                                                      --------          -------
                   Total from investment operations ..............................................       (1.65)            1.67
                                                                                                      --------          -------
                   Less distributions from realized gain on investments from the Portfolio--net ..          --@@             --
                                                                                                      --------          -------
                   Net asset value, end of period ................................................    $  10.02          $ 11.67
                                                                                                      ========          =======
====================================================================================================================================
Total Investment   Based on net asset value per share ............................................     (14.13%)@         16.70%@
Return:**                                                                                             ========          =======
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ..............................................       2.01%*           2.35%*
Net Assets:                                                                                           ========          =======
                   Expenses++ ....................................................................       2.01%*           2.80%*
                                                                                                      ========          =======
                   Investment loss--net ..........................................................       (.89%)*         (1.34%)*
                                                                                                      ========          =======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ......................................    $ 85,046          $41,028
Data:                                                                                                 ========          =======
====================================================================================================================================

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Based on average shares outstanding.
  @   Aggregate total investment return.
 @@   Amount is less than $.01 per share.

      See Notes to Financial Statements.


                                     8 & 9

                               Merrill Lynch Large Cap Core Fund, April 30, 2001

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                                Class D
                   The following per share data and ratios have been derived                       ---------------------------------
MERRILL LYNCH      from information provided in the financial statements.                            For the Six     For the Period
LARGE CAP                                                                                           Months Ended   Dec. 22, 1999+ to
CORE FUND          Increase (Decrease) in Net Asset Value:                                         April 30, 2001   October 31, 2000
====================================================================================================================================
Per Share          Net asset value, beginning of period ..........................................  $  11.74            $ 10.00
Operating                                                                                           --------            -------
Performance:       Investment loss--net ..........................................................        --+++@@            --@@
                   Realized and unrealized gain (loss) on investments from the Portfolio--net ....     (1.62)              1.74
                                                                                                    --------            -------
                   Total from investment operations ..............................................     (1.62)              1.74
                                                                                                    --------            -------
                   Less distributions from realized gain on investments from the Portfolio--net ..        --@@               --
                                                                                                    --------            -------
                   Net asset value, end of period ................................................  $  10.12            $ 11.74
                                                                                                    ========            =======
====================================================================================================================================
Total Investment   Based on net asset value per share ............................................   (13.77%)@           17.40%@
Return:**                                                                                           ========            =======
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ..............................................     1.21%*             1.59%*
Net Assets:                                                                                         ========            =======
                   Expenses++ ....................................................................     1.21%*             2.10%*
                                                                                                    ========            =======
                   Investment loss--net ..........................................................     (.08%)*            (.59%)*
                                                                                                    ========            =======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ......................................  $ 28,947            $25,627
Data:                                                                                               ========            =======
====================================================================================================================================

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Based on average shares outstanding.
  @   Aggregate total investment return.
 @@   Amount is less than $.01 per share.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
LARGE CAP
CORE FUND

1. Significant Accounting Policies:

Merrill Lynch Large Cap Core Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Core Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2001 was 99.5%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

Effective January 17, 2001, the Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an


                                    10 & 11

                               Merrill Lynch Large Cap Core Fund, April 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
LARGE CAP
CORE FUND

annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B ....................................          .25%              .75%
Class C ....................................          .25%              .75%
Class D ....................................          .25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended April 30, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                               FAMD      MLPF&S
--------------------------------------------------------------------------------
Class A ........................................              $   --    $     50
Class D ........................................              $7,910    $291,320
--------------------------------------------------------------------------------

For the six months ended April 30, 2001, MLPF&S received contingent deferred sales charges of $108,252 and $21,557 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $4,180 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2001 were $190,994,066 and $4,853,448, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $187,413,232 and $180,877,957 for the six months ended April 30, 2001 and for the period December 22, 1999 to October 31, 2000. Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended April 30, 2001                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................          3,085,687         $  32,730,603
Shares issued to shareholders
in reinvestment of distributions .....              1,848                19,260
                                               ----------         -------------
Total issued .........................          3,087,535            32,749,863
Shares redeemed ......................         (1,042,180)          (10,486,693)
                                               ----------         -------------
Net increase .........................          2,045,355         $  22,263,170
                                               ==========         =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Period                                          Dollar
December 22, 1999+ to October 31, 2000            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................          2,886,727         $  32,689,636
Shares redeemed ......................            (20,755)             (241,717)
                                                ---------         -------------
Net increase .........................          2,865,972         $  32,447,919
                                                =========         =============
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended April 30, 2001                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................         11,397,307         $ 119,563,213
Shares issued to shareholders
in reinvestment of distributions .....              1,278                13,174
                                               ----------         -------------
Total issued .........................         11,398,585           119,576,387
Shares redeemed ......................         (1,468,616)          (14,622,707)
                                               ----------         -------------
Net increase .........................          9,929,969         $ 104,953,680
                                               ==========         =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Period                                          Dollar
December 22, 1999+ to October 31, 2000            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................          7,359,876         $  84,394,620
Shares redeemed ......................            (84,063)             (963,061)
                                                ---------         -------------
Net increase .........................          7,275,813         $  83,431,559
                                                =========         =============
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended April 30, 2001                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................          5,608,802         $  58,643,549
Shares issued to shareholders
in reinvestment of distributions .....                607                 6,262
                                                ---------         -------------
Total issued .........................          5,609,409            58,649,811
Shares redeemed ......................           (636,357)           (6,277,008)
                                                ---------         -------------
Net increase .........................          4,973,052         $  52,372,803
                                                =========         =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Period                                          Dollar
December 22, 1999+ to October 31, 2000            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................          3,546,998         $  40,569,930
Shares redeemed ......................            (43,068)             (493,883)
                                                ---------         -------------
Net increase .........................          3,503,930         $  40,076,047
                                                =========         =============
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended April 30, 2001                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................          1,751,802         $  18,752,105
Shares issued to shareholders
in reinvestment of distributions .....                932                 9,686
                                               ----------         -------------
Total issued .........................          1,752,734            18,761,792
Shares redeemed ......................         (1,074,783)          (10,938,212)
                                               ----------         -------------
Net increase .........................            677,951         $   7,823,579
                                               ==========         =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Period                                          Dollar
December 22, 1999+ to October 31, 2000            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................          2,210,185         $  25,412,013
Shares redeemed ......................            (40,670)             (489,581)
                                                ---------         -------------
Net increase .........................          2,169,515         $  24,922,432
                                                =========         =============
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.


                                    12 & 13

                                                                  April 30, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                  Master Large Cap Core Portfolio
                  ==================================================================================================================
                                                                                                                             Percent
                                                  Shares                                                                      of Net
SECTOR            Industry                         Held                      Common Stocks                         Value      Assets
====================================================================================================================================
Consumer          Hotels, Restaurants & Leisure    61,000  +International Game Technology                       $ 3,411,730    1.0%
Discretionary     ------------------------------------------------------------------------------------------------------------------
                  Household Durables              108,000   Fortune Brands, Inc.                                  3,364,200    1.0
                                                   62,000   Whirlpool Corporation                                 3,457,740    1.0
                                                                                                                -----------   ----
                                                                                                                  6,821,940    2.0
                  ------------------------------------------------------------------------------------------------------------------
                  Media                            50,000  +AOL Time Warner Inc.                                  2,525,000    0.8
                  ------------------------------------------------------------------------------------------------------------------
                  Multiline Retail                 85,000  +Federated Department Stores, Inc.                     3,653,300    1.1
                                                  101,000   The May Department Stores Company                     3,762,250    1.1
                                                   58,000   Sears, Roebuck & Co.                                  2,137,300    0.6
                                                   18,000   Wal-Mart Stores, Inc.                                   931,320    0.3
                                                                                                                -----------   ----
                                                                                                                 10,484,170    3.1
                  ------------------------------------------------------------------------------------------------------------------
                  Specialty Retail                 48,000  +AutoNation, Inc.                                        520,800    0.1
                                                  123,000   The TJX Companies, Inc.                               3,853,590    1.1
                                                   62,000   The Talbots, Inc.                                     2,594,700    0.8
                                                                                                                -----------   ----
                                                                                                                  6,969,090    2.0
                  ------------------------------------------------------------------------------------------------------------------
                                                            Total Consumer Discretionary (Cost--$29,144,944)     30,211,930    8.9
====================================================================================================================================
Consumer Staples  Food & Drug Retailing            28,000   Albertson's, Inc.                                       935,200    0.3
                                                  100,000  +The Kroger Co.                                        2,259,000    0.6
                                                   59,000   SYSCO Corporation                                     1,659,080    0.5
                                                                                                                -----------   ----
                                                                                                                  4,853,280    1.4
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products                   298,000   Archer-Daniels-Midland Company                        3,549,180    1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Tobacco                         138,000   Philip Morris Companies Inc.                          6,915,180    2.1
                                                  116,000   UST Inc.                                              3,491,600    1.0
                                                                                                                -----------   ----
                                                                                                                 10,406,780    3.1
                  ------------------------------------------------------------------------------------------------------------------
                                                            Total Consumer Staples (Cost--$17,269,847)           18,809,240    5.6
====================================================================================================================================
Energy            Energy Equipment & Service       22,000   Helmerich & Payne, Inc.                               1,127,060    0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Oil & Gas                        40,000   Amerada Hess Corporation                              3,500,000    1.0
                                                   28,000   Anadarko Petroleum Corporation                        1,809,360    0.5
                                                   35,000   Ashland Inc.                                          1,507,100    0.5
                                                   35,000   Burlington Resources Inc.                             1,652,350    0.5
                                                   51,000   Chevron Corporation                                   4,924,560    1.5
                                                   51,000   Devon Energy Corporation                              3,009,510    0.9
                                                   66,000   Exxon Mobil Corporation                               5,847,600    1.7
                                                   47,000   Kerr-McGee Corporation                                3,367,550    1.0
                                                   33,000   Murphy Oil Corporation                                2,706,000    0.8
                                                   10,000   Noble Affiliates, Inc.                                  434,700    0.1
                                                  127,000   Occidental Petroleum Corporation                      3,825,240    1.1
                                                  173,000   Ocean Energy Inc.                                     3,202,230    1.0
                                                   64,000   Phillips Petroleum Company                            3,814,400    1.1
                                                   95,000   Sunoco, Inc.                                          3,611,900    1.1
                                                  118,000   USX-Marathon Group                                    3,771,280    1.1
                                                   81,000   Ultramar Diamond Shamrock Corporation                 3,653,910    1.1
                                                   80,000   Unocal Corporation                                    3,052,800    0.9
                                                                                                                -----------   ----
                                                                                                                 53,690,490   15.9
                  ------------------------------------------------------------------------------------------------------------------
                                                            Total Energy (Cost--$45,965,212)                     54,817,550   16.2
====================================================================================================================================
Financials        Banks                           103,000   Golden State Bancorp Inc.                             3,069,400    0.9
                                                   10,000   Golden West Financial Corporation                       587,000    0.2
                                                   96,000   GreenPoint Financial Corp.                            3,532,800    1.0
                                                   45,000   SouthTrust Corporation                                2,139,750    0.6
                                                  186,000   U.S. Bancorp                                          3,939,480    1.2
                                                   85,000   Washington Mutual, Inc.                               4,244,050    1.3
                                                                                                                -----------   ----
                                                                                                                 17,512,480    5.2
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Financials           86,000   Citigroup Inc.                                        4,226,900    1.3
                                                   80,000   Countrywide Credit Industries, Inc.                   3,413,600    1.0
                                                   70,000   Fannie Mae                                            5,618,200    1.7
                                                   68,000   Freddie Mac                                           4,474,400    1.3
                                                   51,000   USA Education Inc.                                    3,626,100    1.1
                                                                                                                -----------   ----
                                                                                                                 21,359,200    6.4
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance                       103,000   The Allstate Corporation                              4,300,250    1.3
                                                   18,000   American International Group, Inc.                    1,472,400    0.4
                                                   57,000   Loews Corporation                                     3,842,370    1.1
                                                  122,000   Old Republic International Corporation                3,524,580    1.0
                                                                                                                -----------   ----
                                                                                                                 13,139,600    3.8
                  ------------------------------------------------------------------------------------------------------------------
                                                            Total Financials (Cost--$48,838,680)                 52,011,280   15.4
====================================================================================================================================
Health Care       Biotechnology                    17,000  +Biogen, Inc.                                          1,099,220    0.3
                                                   45,000  +IDEC Pharmaceuticals Corporation                      2,214,000    0.7
                                                                                                                -----------   ----
                                                                                                                  3,313,220    1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &          23,000   Bausch & Lomb Incorporated                              982,100    0.3
                  Supplies                         22,000   Beckman Coulter Inc.                                    782,100    0.2
                                                   58,000   Becton, Dickinson and Company                         1,876,300    0.6
                                                   17,000   Stryker Corporation                                   1,007,930    0.3
                                                                                                                -----------   ----
                                                                                                                  4,648,430    1.4
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Providers &          32,000   CIGNA Corporation                                     3,414,400    1.0
                  Services                         36,000  +Express Scripts, Inc. (Class A)                       3,056,400    0.9
                                                  104,000   HCA--The Healthcare Corporation                       4,024,800    1.2
                                                  253,000  +HEALTHSOUTH Corporation                               3,554,650    1.0
                                                  190,000  +Health Management Associates, Inc. (Class A)          3,404,800    1.0
                                                  125,000   McKesson HBOC, Inc.                                   3,855,000    1.1
                                                  127,000  +Oxford Health Plans, Inc.                             3,949,700    1.2


                                    14 & 15

                                                                  April 30, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                   Master Large Cap Core Portfolio (concluded)
                   =================================================================================================================
                                                                                                                             Percent
                                                   Shares                                                                     of Net
SECTOR             Industry                         Held                     Common Stocks                         Value      Assets
====================================================================================================================================
Health Care        Health Care Providers &          29,000  +Quest Diagnostics Incorporated                $   3,572,800        1.1%
(concluded)        Services (concluded)             78,000  +Tenet Healthcare Corporation                      3,481,920        1.0
                                                    63,000  +Trigon Healthcare, Inc.                           3,793,230        1.1
                                                    61,000   UnitedHealth Group Incorporated                   3,994,280        1.2
                                                    36,000  +Universal Health Services, Inc. (Class B)         3,231,360        1.0
                                                    38,000  +Wellpoint Health Networks Inc.                    3,733,500        1.1
                                                                                                           -------------      -----
                                                                                                              47,066,840       13.9
                   -----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals                  44,000   DENTSPLY International Inc.                       1,723,920        0.5
                                                    70,000   Hillenbrand Industries, Inc.                      3,535,000        1.0
                                                    72,000   Johnson & Johnson                                 6,946,560        2.1
                                                    29,000   Merck & Co., Inc.                                 2,203,130        0.6
                                                   115,000   Pfizer Inc.                                       4,979,500        1.5
                                                                                                           -------------      -----
                                                                                                              19,388,110        5.7
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Health Care (Cost--$71,895,458)            74,416,600       22.0
====================================================================================================================================
Industrials        Building Products                73,000   Valero Energy Corporation                         3,515,680        1.0
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Services &           208,000  +Cendant Corporation                               3,689,920        1.1
                   Supplies                         62,000   First Data Corporation                            4,181,280        1.2
                                                    65,000   H & R Block, Inc.                                 3,575,000        1.1
                                                                                                           -------------      -----
                                                                                                              11,446,200        3.4
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates        229,000   General Electric Company                         11,113,370        3.3
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Industrials (Cost--$24,688,497)            26,075,250        7.7
====================================================================================================================================
Information        Communications Equipment         12,000  +CIENA Corporation                                   660,720        0.2
Technology                                          49,000  +Comverse Technology, Inc.                         3,356,500        1.0
                                                                                                           -------------      -----
                                                                                                               4,017,220        1.2
                   -----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals          24,000   International Business Machines
                                                             Corporation                                       2,763,360        0.8
                   -----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &          108,000  +Arrow Electronics, Inc.                           3,024,000        0.9
                   Instruments                     165,000  +Ingram Micro Inc. (Class A)                       2,389,200        0.7
                                                    31,000   PerkinElmer, Inc.                                 2,074,210        0.6
                                                    93,000  +Tech Data Corporation                             3,241,980        1.0
                                                   104,000  +Tektronix, Inc.                                   2,516,800        0.7
                                                                                                           -------------      -----
                                                                                                              13,246,190        3.9
                   -----------------------------------------------------------------------------------------------------------------
                   IT Consulting & Services         16,000  +CSG Systems International, Inc.                     931,360        0.3
                                                    55,000  +DST Systems, Inc.                                 2,701,600        0.8
                                                    68,000   Electronic Data Systems Corporation               4,386,000        1.3
                                                                                                           -------------      -----
                                                                                                               8,018,960        2.4
                   -----------------------------------------------------------------------------------------------------------------
                   Office Electronics               74,000  +NCR Corporation                                   3,478,740        1.0
                   -----------------------------------------------------------------------------------------------------------------
                   Semiconductor Equipment &        94,000   Intel Corporation                                 2,905,540        0.9
                   Products
                   -----------------------------------------------------------------------------------------------------------------
                   Software                         59,000  +BEA Systems, Inc.                                 2,410,150        0.7
                                                   136,000  +Compuware Corporation                             1,398,080        0.4
                                                    71,000  +Microsoft Corporation                             4,810,250        1.4
                                                   226,000  +Sybase, Inc.                                      3,559,500        1.1
                                                                                                           -------------      -----
                                                                                                              12,177,980        3.6
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Information Technology
                                                             (Cost--$47,367,005)                              46,607,990       13.8
====================================================================================================================================
Telecommunication  Diversified Telecommunication    20,000   SBC Communications Inc.                             825,000        0.3
Services           Services                         21,000   Verizon Communications                            1,156,470        0.3
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Telecommunication Services
                                                             (Cost--$1,910,175)                                1,981,470        0.6
====================================================================================================================================
Utilities          Electric Utilities               21,000   Cinergy Corp.                                       728,280        0.2
                                                   110,000   FirstEnergy Corp.                                 3,333,000        1.0
                                                    64,000   PPL Corporation                                   3,520,000        1.1
                                                    57,000   Reliant Energy, Inc.                              2,824,350        0.8
                                                    39,000   TECO Energy, Inc.                                 1,247,610        0.4
                                                    99,000   UtiliCorp United Inc.                             3,494,700        1.0
                                                                                                           -------------      -----
                                                                                                              15,147,940        4.5
                   -----------------------------------------------------------------------------------------------------------------
                   Gas Utilities                    63,000   El Paso Corporation                               4,334,400        1.3
                                                    21,000   Equitable Resources, Inc.                         1,680,000        0.5
                                                   107,000   Questar Corporation                               3,442,190        1.0
                                                   128,000   Sempra Energy                                     3,541,760        1.0
                                                                                                           -------------      -----
                                                                                                              12,998,350        3.8
                   -----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities                  71,000  +Calpine Corporation                               4,046,290        1.2
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Utilities (Cost--$27,412,958)              32,192,580        9.5
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks (Cost--$314,492,776)        337,123,890       99.6
====================================================================================================================================
                                                     Face
                                                    Amount        Short-Term Securities
====================================================================================================================================
                   Commercial Paper*               $154,000  General Motors Acceptance Corp.,
                                                             4.69% due 5/01/2001                                 154,000        0.0
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost--$154,000)                                    154,000        0.0
====================================================================================================================================
                   Total Investments (Cost--$314,646,776)                                                    337,277,890       99.6
                   Miscellaneous Securities                                                                    1,488,000        0.5
                   Liabilities in Excess of Other Assets                                                        (264,348)      (0.1)
                                                                                                           -------------      -----
                   Net Assets                                                                              $ 338,501,542      100.0%
                                                                                                           =============      =====
====================================================================================================================================

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.


                                    16 & 17

                                                                  April 30, 2001

STATEMENT OF ASSETS AND LIABILITIES

MASTER LARGE CAP
CORE PORTFOLIO    As of April 30, 2001
==========================================================================================================
Assets:           Investments, at value (identified cost--$314,646,776) ..                    $337,277,890
                  Cash ...................................................                           2,349
                  Miscellaneous securities ...............................                       1,488,000
                  Receivables:
                    Securities sold ......................................    $ 17,371,169
                    Contributions ........................................       1,514,343
                    Dividends ............................................         187,801      19,073,313
                                                                              ------------
                  Prepaid expenses and other assets ......................                          36,005
                                                                                              ------------
                  Total assets ...........................................                     357,877,557
                                                                                              ------------
==========================================================================================================
Liabilities:      Payables:
                    Securities purchased .................................      18,922,718
                    Withdrawals ..........................................         265,904
                    Investment adviser ...................................           8,465      19,197,087
                                                                              ------------
                  Accrued expenses .......................................                         178,928
                                                                                              ------------
                  Total liabilities ......................................                      19,376,015
                                                                                              ------------
==========================================================================================================
Net Assets:       Net assets .............................................                    $338,501,542
                                                                                              ============
==========================================================================================================
Net Assets        Partners' capital ......................................                    $315,870,428
Consist of:       Unrealized appreciation on investments--net ............                      22,631,114
                                                                                              ------------
                  Net assets .............................................                    $338,501,542
                                                                                              ============
==========================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER LARGE CAP
CORE PORTFOLIO          For the Six Months Ended April 30, 2001
============================================================================================================
Investment              Dividends ..............................................                $  1,559,904
Income:                 Interest and discount earned ...........................                      92,177
                                                                                                ------------
                        Total income ...........................................                   1,652,081
                                                                                                ------------
============================================================================================================
Expenses:               Investment advisory fees ...............................    $873,796
                        Accounting services ....................................     104,160
                        Custodian fees .........................................      52,446
                        Professional fees ......................................      23,781
                        Trustees' fees and expenses ............................       4,940
                        Offering costs .........................................         457
                        Pricing fees ...........................................         331
                        Other ..................................................         609
                                                                                    --------
                        Total expenses .........................................                   1,060,520
                                                                                                ------------
                        Investment income--net .................................                     591,561
                                                                                                ------------
============================================================================================================
Realized &              Realized loss on investments--net ......................                 (53,932,934)
Unrealized Gain (Loss)  Change in unrealized appreciation on investments--net ..                  18,362,328
On Investments--Net:                                                                            ------------
                        Net Decrease in Net Assets Resulting from Operations ...                $(34,979,045)
                                                                                                ============
============================================================================================================

See Notes to Financial Statements.


                                    18 & 19

                                                                  April 30, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           For the Six     For the Period
MASTER LARGE CAP                                                                          Months Ended   Dec. 22, 1999+ to
CORE PORTFOLIO     Increase (Decrease) in Net Assets:                                    April 30, 2001    Oct. 31, 2000
==========================================================================================================================
Operations:        Investment income (loss)--net ....................................    $     591,561     $     (28,451)
                   Realized gain (loss) on investments--net .........................      (53,932,934)          156,192
                   Change in unrealized appreciation on investments--net ............       18,362,328         4,268,786
                                                                                         -------------     -------------
                   Net increase (decrease) in net assets resulting from operations ..      (34,979,045)        4,396,527
                                                                                         -------------     -------------
==========================================================================================================================
Net Capital        Increase in net assets derived from net capital contributions ....      187,215,320       180,868,740
Contributions:                                                                           -------------     -------------
==========================================================================================================================
Net Assets:        Total increase in net assets .....................................      152,236,275       185,265,267
                   Beginning of period ..............................................      186,265,267         1,000,000
                                                                                         -------------     -------------
                   End of period ....................................................    $ 338,501,542     $ 186,265,267
                                                                                         =============     =============
==========================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                For the Six       For the Period
MASTER LARGE CAP   The following ratios have been derived from                 Months Ended     Dec. 22, 1999+ to
CORE PORTFOLIO     information provided in the financial statements.          April 30, 2001      Oct. 31, 2000
=================================================================================================================
Ratios to Average  Expenses, net of reimbursement ........................            .72%*            1.09%*
Net Assets:                                                                      =========         =========
                   Expenses ..............................................            .72%*            1.17%*
                                                                                 =========         =========
                   Investment income (loss)--net .........................            .40%*            (.20%)*
                                                                                 =========         =========
=================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............       $ 338,502         $ 186,265
Data:                                                                            =========         =========
                   Portfolio turnover ....................................          97.34%            79.18%
                                                                                 =========         =========
=================================================================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP
CORE PORTFOLIO

1. Significant Accounting Policies:

Master Large Cap Core Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a


                                    20 & 21

                                                                  April 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER LARGE CAP
CORE PORTFOLIO

gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio will adopt the provisions to amortize all premiums and discounts on debt securities effective November 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies, as revised, effective February 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of October 31, 2001.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. Effective January 17, 2001, the annual rate was changed to .50%.

Prior to January 1, 2001, FAM provided accounting services to the Portfolio at its cost and the Portfolio reimbursed FAM for these services. FAM continues to provide certain accounting services to the Portfolio. The Portfolio reimburses FAM at its cost for such services. For the six months ended April 30, 2001, the Portfolio reimbursed FAM an aggregate of $47,617 for the above-described services. The Portfolio entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Portfolio. The Portfolio pays a fee for these services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2001 were $478,013,016 and $280,487,467, respectively.

Net realized losses for the six months ended April 30, 2001 and net unrealized gains as of April 30, 2001 were as follows:

--------------------------------------------------------------------------------
                                                Realized             Unrealized
                                                 Losses                 Gains
--------------------------------------------------------------------------------
Long-term investments ..............          $(53,932,934)          $22,631,114
                                              ------------           -----------
Total ..............................          $(53,932,934)          $22,631,114
                                              ============           ===========
--------------------------------------------------------------------------------

As of April 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $22,631,114, of which $32,602,242 related to appreciated securities and $9,971,128 related to depreciated securities. At April 30, 2001, the aggregate cost of investments for Federal income tax purposes was $314,646,776.


                                    22 & 23

[LOGO] Merrill Lynch  Investment Managers
                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Large Cap Core Fund of
Merrill Lynch Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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